Income Taxes - Schedule of Significant Deferred Tax Assets And Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Components Of Deferred Tax Assets And Liabilities [Abstract]
Pension and other postretirement benefit plans liabilities	$ 24.1	$ 2.3
Accrued liabilities	18.5	18.1
Net operating losses and other tax carryforwards	14.4	19.4
Allowance for doubtful accounts	3.3	3.3
Share-based compensation	2.2	0.0
Other	2.4	1.7
Total deferred tax assets	64.9	44.8
Valuation allowances	(1.2)	(4.9)
Total deferred tax assets	63.7	39.9
Other intangible assets	(21.0)	(23.2)
Accelerated depreciation	(3.1)	(5.1)
Other	(2.6)	(2.0)
Total deferred tax liabilities	(26.7)	(30.3)
Net deferred tax assets	$ 37.0	$ 9.6